1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

JOHN M. THORNTON john.thornton@dechert.com +1 202 261 3377 Direct +1 202 261 3077 Fax

October 7, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:          PACE Select Advisors Trust (the “Registrant”)
File Nos. 033-87254 and 811-08764

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information relating to PACE® Large Co Value Equity Investments and PACE® International Equity Investments (each a “Fund” and together the “Funds”).  The interactive data filing relates to the supplement to the Funds’ prospectuses (“Prospectuses”) filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) of the 1933 Act on September 17, 2013.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3377 or to Eric Sanders, Associate General Counsel, UBS Global Asset Management (Americas) at 212.882.5546.

Very truly yours,

/s/ John M. Thornton

John M. Thornton

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